Deferred royalty obligation (Details) - USD ($)		12 Months Ended
	Aug. 25, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement	$ 325,000,000
Proceeds from deferred royalty obligation		$ 225,000,000
Royalty Obligation, Transaction Costs		6,998,000
Royalty Obligation, Payments		213,000
Royalty Obligation, Interest		6,752,000
Royalty Obligation, Financial Expense Cumulative Catch-Up Adjustment		936,000
Royalty Purchase Agreement, Upward Adjustment Percent, Based On Performance Tests	(10.00%)
Royalty Purchase Agreement, Royalty Rate Percent	7.00%
Royalty Purchase Agreement, High-Single-Digit Percentage Rate	10.00%
Royalty Purchase Agreement, Royalty Cap, Period Of Payment	36 months
Deferred Royalty Obligation		225,477,000	$ 0
Proceeds From Royalty Purchase Agreement, Net		$ 218,000,000
Royalty Purchase Agreement, Effective Interest Rate		10.00%
Royalty Purchase Agreement, Termination Period	27 months
Royalty Purchase Agreement, Royalty Cap, Payment Maximum	200.00%
Royalty Purchase Agreement, Buyout Amount	50.00%
Royalty Purchase Agreement, Buyout Percent, Continued Payment	50.00%
Royalty Purchase Agreement, Buyout Percent, Payment	50.00%
Royalty Purchase Obligation, Maximum		$ 562,500,000
Royalty Purchase Obligation, Minimum		506,300,000
Royalty Purchase Obligation, Change In Controls		$ 450,000,000
Royalty Purchase Agreement, Royalties Paid Under Agreement
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement, Royalty Cap	250.00%
Royalty Purchase Agreement, Royalties Paid Exceeding Mid-Nine Digit
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement, Royalty Cap	225.00%
Worldwide (Excluding, China, Hong Kong, Macau, Taiwan, Singapore And South Korea) | ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement, Payment Percent On Net Sales	7.00%
Worldwide | Cami
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement, Payment Percent On Net Sales	7.00%
Outside Of The United States And Europe | Cami
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement, Payment Percent Of Upfront Or Miestone Payments From Licenses	7.00%
First Investment Amount
Disclosure of detailed information about borrowings [line items]
Proceeds from deferred royalty obligation	$ 225,000,000
Second Investment Amount
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Additional Proceeds Eligibility	75,000,000
Third Investment Amount
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Additional Proceeds Eligibility	$ 25,000,000